Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of financial position - VIE [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,172	$ 1,620	¥ 11,732
Amounts due from other subsidiaries	80	12	77
Total current assets	11,252	1,632	11,809
Investments in subsidiaries	217,696	31,562	248,459
Total assets	228,948	33,194	260,268
Current liabilities:
Other payables and accrued expenses			217
Total current liabilities			217
Total liabilities			217
Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2022 and December 31, 2022)	600	87	600
Additional paid-in capital	224,694	32,578	224,694
Retained earnings	3,696	535	35,150
Accumulated other comprehensive income	(42)	(6)	(393)
Total equity	228,948	33,194	260,051
Total liabilities and equity	¥ 228,948	$ 33,194	¥ 260,268